Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued Liabilities, Current [Abstract]
Interest costs and related debt fees	$ 140,716	$ 135,336	$ 97,785
Liquefaction Project costs	185,961	66,223	15,753
Other accrued liabilities	138	0
Total accrued liabilities	$ 326,815	$ 201,559	$ 113,538